Trade and other receivables, net (Details) - USD ($) $ in Thousands		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		$ 168,714		$ 236,279
Trade receivables, net ,Allowance for doubtful accounts		(22,013)	[1]	(22,823)	[1]	$ (22,644)
Trade receivables, net		146,701		213,456
Other receivables		105,607		145,043
Total trade and other receivables, net		252,308		358,499
Classification by maturity:
Current portion		211,715		314,308
Non-current portion		40,593		44,191
Total trade and other receivables, net		252,308		358,499
Classification by nature:
Financial receivables		196,402		265,264
Non-financial receivables		55,906		93,235
Total trade and other receivables, net		252,308		358,499
Classification by measurement :
Trade receivables (without provisional prices)		144,844		61,188
Trade receivables (with provisional prices)		107,549		152,268
Other accounts receivables		105,607		145,043
Total trade and other receivables, net		252,308		358,499
Value added tax credit [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		49,332		74,785
Accounts receivables to third parties [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		24,625		27,859
Advances to suppliers [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		7,542		1,977
Refund application of value added tax [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[2]	6,574		18,450
Tax deposits [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[3]	4,769		9,733
Related entities [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross	[4]	7,177		7,348
Other receivables	[4]	3,705		732
Interest Receivables [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		3,000		1,719
Restricted bank accounts [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[5]	2,782		2,372
Due from sale of assets [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		2,715		5,371
Tax claims [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		2,573		2,300
Loan to Personal [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		1,392		1,179
Insurance claim [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		0		3,716
Other minors [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		2,738		1,911
Allowance for expected credit losses [member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables	[1]	(10,089)		(9,361)
Domestic clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		105,225		109,543
Foreign clients [Member]
Disclosure of Trade and other receivables, net [Line Items]
Trade receivables, gross		56,312		119,388
Accounts receivable from hedge instruments [Member]
Disclosure of Trade and other receivables, net [Line Items]
Other receivables		$ 3,949		$ 2,300

[1]	Below is presented the movement in the allowance for expected credit losses:
[2]	This item mainly corresponds current year applications that have been refunded during 2018.
[3]	Corresponds to deposits held in the Peruvian State bank which only can be used to offset tax obligations that companies have with the Tax Authorities.
[4]	Trade accounts receivable are denominated in U.S. dollars, are neither due nor impaired, do not yield interest and have no specific guarantees.
[5]	These balances correspond to restricted bank accounts for payment of financial obligations held by the subsidiary Empresa de Generación Huanza S.A. (hereafter “Huanza”), according to the finance lease signed with Banco de Crédito del Perú in 2009. Below is presented the movement: